Investment in Securities (Tables)	12 Months Ended
Mar. 31, 2018
Investments Schedule [Abstract]
Summary of Investment in Securities

Investment in securities as of March 31, 2017 and 2018 consists of the following:

	Millions of yen
	2017	2018
Trading securities*	¥569,074	¥422,053
Available-for-sale securities	1,165,417	1,015,477
Held-to-maturity securities	114,400	113,891
Other securities	177,621	178,034

Total	¥2,026,512	¥1,729,455

*	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities were ¥547,850 million and ¥403,797 million as of March 31, 2017 and 2018, respectively.

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type as of March 31, 2017 and 2018 are as follows:

March 31, 2017

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥334,117	¥12,321	¥(826)	¥345,612
Japanese prefectural and foreign municipal bond securities	166,789	3,034	(1,001)	168,822
Corporate debt securities	393,021	3,606	(2,983)	393,644
Specified bonds issued by SPEs in Japan	1,077	10	0	1,087
CMBS and RMBS in the Americas	95,700	3,359	(558)	98,501
Other asset-backed securities and debt securities	61,138	3,957	(378)	64,717
Equity securities	67,914	25,618	(498)	93,034

	1,119,756	51,905	(6,244)	1,165,417

Held-to-maturity:
Japanese government bond securities and other	114,400	25,323	0	139,723

	¥1,234,156	¥77,228	¥(6,244)	¥1,305,140

March 31, 2018
	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥271,866	¥11,383	¥(7,439)	¥275,810
Japanese prefectural and foreign municipal bond securities	160,549	3,247	(560)	163,236
Corporate debt securities	368,106	2,974	(4,605)	366,475
Specified bonds issued by SPEs in Japan	854	7	0	861
CMBS and RMBS in the Americas	72,793	2,543	(1,160)	74,176
Other asset-backed securities and debt securities	77,974	3,413	(66)	81,321
Equity securities	49,971	5,653	(2,026)	53,598

	1,002,113	29,220	(15,856)	1,015,477

Held-to-maturity:
Japanese government bond securities and other	113,891	26,933	0	140,824

	¥1,116,004	¥56,153	¥(15,856)	¥1,156,301

Information about Available-for-Sale Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position

The following tables provide information about available-for-sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2017 and 2018, respectively:

March 31, 2017

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥33,991	¥(826)	¥0	¥0	¥33,991	¥(826)
Japanese prefectural and foreign municipal bond securities	36,873	(696)	6,202	(305)	43,075	(1,001)
Corporate debt securities	152,812	(2,983)	0	0	152,812	(2,983)
CMBS and RMBS in the Americas	20,238	(485)	9,428	(73)	29,666	(558)
Other asset-backed securities and debt securities	3,308	(1)	3,991	(377)	7,299	(378)
Equity securities	7,645	(480)	787	(18)	8,432	(498)

	¥254,867	¥(5,471)	¥20,408	¥(773)	¥275,275	¥(6,244)

March 31, 2018
	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥72,523	¥(5,599)	¥27,458	¥(1,840)	¥99,981	¥(7,439)
Japanese prefectural and foreign municipal bond securities	17,208	(125)	19,479	(435)	36,687	(560)
Corporate debt securities	90,216	(2,011)	89,573	(2,594)	179,789	(4,605)
CMBS and RMBS in the Americas	12,798	(359)	7,065	(801)	19,863	(1,160)
Other asset-backed securities and debt securities	4,623	(56)	774	(10)	5,397	(66)
Equity securities	6,505	(247)	6,914	(1,779)	13,419	(2,026)

	¥203,873	¥(8,397)	¥151,263	¥(7,459)	¥355,136	¥(15,856)

Total Other-Than-Temporary Impairment with Offset for Amount of Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for fiscal 2016, 2017 and 2018 are as follows:

	Millions of yen
	2016	2017	2018
Total other-than-temporary impairment losses	¥4,517	¥6,608	¥1,246
Portion of loss recognized in other comprehensive income (before taxes)	(2)	0	0

Net impairment losses recognized in earnings	¥4,515	¥6,608	¥1,246

Roll-Forwards of Amount Related to Credit Losses on Other-Than-Temporarily Impaired Debt Securities Recognized in Earnings

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for fiscal 2016, 2017 and 2018 are as follows:

	Millions of yen
	2016	2017	2018
Beginning	¥2,633	¥1,413	¥1,220
Addition during the period:
Credit loss for which an other-than-temporary impairment was previously recognized	49	0	0
Reduction during the period:
For securities sold or redeemed	(604)	(171)	0
Due to change in intent to sell or requirement to sell	(665)	(22)	(199)

Ending	¥1,413	¥1,220	¥1,021

Summary of Contractual Maturities of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities

Available-for-sale securities held as of March 31, 2018:

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥78,856	¥79,275
Due after one to five years	219,826	222,521
Due after five to ten years	373,031	363,490
Due after ten years	280,429	296,593

	¥952,142	¥961,879

Held-to-maturity securities held as of March 31, 2018:

	Millions of yen
	Amortized cost	Fair value
Due after ten years	¥113,891	¥140,824

	¥113,891	¥140,824